Consolidated Statements of Operations - (Parenthetical) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Total revenues	$ 217,896	$ 139,140	$ 634,062	$ 383,004
Medical Claims Expenses [Member]
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	154,564	98,003	442,308	259,622
Medical Claims Expenses [Member] | Humana [Member]
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	62,152	54,998	185,970	154,370
Cost of Care [Member]
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	43,190	36,997	126,484	96,069
Cost of Care [Member] | Humana [Member]
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	1,518	868	3,924	2,362
Capitated Revenue [Member]
Total revenues	211,789	133,073	616,376	371,456
Capitated Revenue [Member] | Humana [Member]
Total revenues	92,271	77,358	286,125	226,771
Other Patient Service Revenue [Member]
Total revenues	6,107	6,067	17,686	11,548
Other Patient Service Revenue [Member] | Humana [Member]
Total revenues	$ 858	$ 674	$ 2,449	$ 2,243